Segment Information - Income and Capital Expenditure Information Regarding Operating Segments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenues	€ 48,693	€ 52,008	€ 52,036
Other operating income and expenses	523	424	510
Depreciation and amortization	(9,049)	(9,396)	(9,649)
OPERATING INCOME	6,522	6,791	5,469
Other companies and eliminations
Disclosure of operating segments [line items]
Revenues	999	951	1,186
External revenues	1,473	1,503	1,846
Other operating income and expenses	(713)	(905)	(1,126)
OIBDA	286	46	60
Depreciation and amortization	(261)	(289)	(309)
OPERATING INCOME	25	(243)	(249)
Capital expenditures (CapEx)	276	333	286
Inter-segment eliminations
Disclosure of operating segments [line items]
Revenues	(474)	(552)	(660)
Telefónica Spain | Operating segments
Disclosure of operating segments [line items]
Revenues	12,706	12,653	12,815
External revenues	12,461	12,364	12,512
Other operating income and expenses	(7,943)	(7,701)	(8,412)
OIBDA	4,763	4,952	4,403
Depreciation and amortization	(1,650)	(1,688)	(1,827)
OPERATING INCOME	3,113	3,264	2,576
Capital expenditures (CapEx)	1,719	1,683	1,852
Telefónica Spain | Inter-segment eliminations
Disclosure of operating segments [line items]
Revenues	245	289	303
Telefónica United Kingdom | Operating segments
Disclosure of operating segments [line items]
Revenues	6,790	6,540	6,861
External revenues	6,757	6,505	6,821
Other operating income and expenses	(4,925)	(4,901)	(5,152)
OIBDA	1,865	1,639	1,709
Depreciation and amortization	(943)	(1,047)	(1,090)
OPERATING INCOME	922	592	619
Capital expenditures (CapEx)	1,464	827	931
Telefónica United Kingdom | Inter-segment eliminations
Disclosure of operating segments [line items]
Revenues	33	35	40
Telefónica Germany | Operating segments
Disclosure of operating segments [line items]
Revenues	7,320	7,296	7,503
External revenues	7,281	7,252	7,460
Other operating income and expenses	(5,486)	(5,475)	(5,732)
OIBDA	1,834	1,821	1,771
Depreciation and amortization	(2,071)	(1,954)	(2,200)
OPERATING INCOME	(237)	(133)	(429)
Capital expenditures (CapEx)	966	951	1,107
Telefónica Germany | Inter-segment eliminations
Disclosure of operating segments [line items]
Revenues	39	44	43
Telefónica Brazil | Operating segments
Disclosure of operating segments [line items]
Revenues	10,126	12,019	11,090
External revenues	10,105	11,994	11,060
Other operating income and expenses	(5,815)	(7,828)	(7,388)
OIBDA	4,311	4,191	3,702
Depreciation and amortization	(1,990)	(2,228)	(2,036)
OPERATING INCOME	2,321	1,963	1,666
Capital expenditures (CapEx)	1,910	2,225	2,137
Telefónica Brazil | Inter-segment eliminations
Disclosure of operating segments [line items]
Revenues	21	25	30
Telefónica Hispam Norte | Operating segments
Disclosure of operating segments [line items]
Revenues	4,075	4,331	4,711
External revenues	3,986	4,220	4,515
Other operating income and expenses	(3,282)	(3,068)	(3,598)
OIBDA	793	1,263	1,113
Depreciation and amortization	(967)	(992)	(1,112)
OPERATING INCOME	(174)	271	1
Capital expenditures (CapEx)	668	1,264	878
Telefónica Hispam Norte | Inter-segment eliminations
Disclosure of operating segments [line items]
Revenues	89	111	196
Telefónica Hispam Sur | Operating segments
Disclosure of operating segments [line items]
Revenues	6,677	8,218	7,870
External revenues	6,630	8,170	7,822
Other operating income and expenses	(4,958)	(5,943)	(5,510)
OIBDA	1,719	2,275	2,360
Depreciation and amortization	(1,167)	(1,198)	(1,075)
OPERATING INCOME	552	1,077	1,285
Capital expenditures (CapEx)	1,116	1,414	1,737
Telefónica Hispam Sur | Inter-segment eliminations
Disclosure of operating segments [line items]
Revenues	47	48	48
Telefonica, S.A.
Disclosure of operating segments [line items]
Revenues	48,693	52,008	52,036
External revenues	48,693	52,008	52,036
Other operating income and expenses	(33,122)	(35,821)	(36,918)
OIBDA	15,571	16,187	15,118
Depreciation and amortization	(9,049)	(9,396)	(9,649)
OPERATING INCOME	6,522	6,791	5,469
Capital expenditures (CapEx)	€ 8,119	€ 8,697	€ 8,928